Inventories, net (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 30,986	$ 22,421	$ 17,121
Work in process	3,511	2,136	3,243
Finished goods	2,879	2,158	2,741
Stores and spares	2,562	2,371	2,404
Packing material	159	171	110
Inventory Gross	40,097	29,257	25,619
Less: inventory allowances	0	(292)	(1,438)
Total inventories, net	$ 40,097	$ 28,965	$ 24,181